Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B and Class C
September 29, 2015
Prospectus

Effective on June 24, 2016, all Class B shares of the fund have been converted into Class A shares of the same fund. All references to Class B shares in the prospectus are no longer applicable.

Effective September 1, 2016, the supplemental benchmark for Fidelity Advisor® Financial Services Fund has changed from the MSCI U.S. IMI Financials 25-50 Index to the MSCI U.S. IMI Financials 5% Capped Index.

The Board of Trustees has approved a fund name change from Fidelity Advisor® Electronics Fund to Fidelity Advisor® Semiconductors Fund effective October 1, 2016.

Effective September 1, 2016, the following information replaces similar information in the "Fund Basics" section under the heading "Principal Investment Strategies".

Fidelity Advisor® Financial Services Fund

The fund invests primarily in companies that provide financial services to consumers and industry. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, investment banks; brokerage and asset management firms; companies providing life, health, and/or property and casualty insurance; commercial banks; financial institutions providing mortgages and mortgage-related services, including mortgage REITS; providers of personal loans and other consumer finance services; credit agencies; stock exchanges; investment management firms; institutions providing custody services; and reinsurance companies.

The following information replaces similar information found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions".

Each fund normally pays dividends and capital gain distributions in December.

AFOC-16-05 1.480125.188	August 19, 2016

Supplement to the
Fidelity Advisor Focus Funds®
Class I
September 29, 2015
Prospectus

Effective September 1, 2016, the supplemental benchmark for Fidelity Advisor® Financial Services Fund has changed from the MSCI U.S. IMI Financials 25-50 Index to the MSCI U.S. IMI Financials 5% Capped Index.

The Board of Trustees has approved a fund name change from Fidelity Advisor® Electronics Fund to Fidelity Advisor® Semiconductors Fund effective October 1, 2016.

Effective September 1, 2016, the following information replaces similar information in the "Fund Basics" section under the heading "Principal Investment Strategies".

Fidelity Advisor® Financial Services Fund

The fund invests primarily in companies that provide financial services to consumers and industry. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, investment banks; brokerage and asset management firms; companies providing life, health, and/or property and casualty insurance; commercial banks; financial institutions providing mortgages and mortgage-related services, including mortgage REITS; providers of personal loans and other consumer finance services; credit agencies; stock exchanges; investment management firms; institutions providing custody services; and reinsurance companies.

The following information replaces similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" and the sub-heading "Eligibility".

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

The following information replaces similar information found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions".

Each fund normally pays dividends and capital gain distributions in December.

AFOCI16-04 1.479771.182	August 19, 2016